Share Capital	12 Months Ended
Dec. 31, 2019
Share Capital [Abstract]
Share Capital
13.	Share Capital

Authorized

  Unlimited number of Common Shares without par value

  Unlimited number of preferred shares without par value, issuable in series

Issued

  160,986,373 Common Shares (December 31, 2018 – 141,443,116; December 31, 2017 – 106,787,226)

  Nil preferred shares (December 31,2018 – Nil; December 31, 2017 - Nil)

During the year ended December 31, 2019, the outstanding share capital increased by 19,543,257 Common Shares due to the following transactions:

  The Company filed a prospectus supplement in connection with an at-the-market equity program (“ATM Program”) that it established with GMP Securities L.P. (the “Agent”) during Q1 2019. In connection with the ATM Program, the Company entered into an equity distribution agreement with the Agent. The ATM Program allows the Company to issue Common Shares from treasury having an aggregate gross sales price of up to $39 million to the public from time to time, at the Company’s discretion, at the prevailing market price when issued on the TSXV or on any other marketplace for the common shares in Canada. The ATM Program is effective until the earlier of April 13, 2021 or completion of the sale of the maximum amount of shares thereunder. Sales of Common Shares will be made through “at-the-market distributions” as defined in National Instrument 44-102 – Shelf Distributions on the TSXV or on any other existing marketplace for the common shares in Canada.
  The Common Shares will be distributed at the prevailing market prices at the time of the sale and, as a result, prices may vary among purchasers and during the period of distribution. During the year ended December 31, 2019, the Company issued an aggregate of 5,936,500 Common Shares for gross proceeds of $18,768,424 with an average price of $3.16.

  Issued 2,129,707 shares with a value of $8,199,371 as part of the consideration for the acquisition of Verdélite as described in Note 7;

  A total of 1,563,143 stock options were exercised ranging in exercise price from $0.175 to $3.07 for gross proceeds of $1,150,891;

  A total of 355,000 restricted share units vested and were settled. A total of 1,918,143 Common Shares were issued;

  In November 2019, the Company closed a private placement resulting in the issuance of 4,385,965 units at a price of $0.57 per unit, for gross proceeds of $2,500,000. Each unit consisted of one common share and one common share purchase warrants. See Note 15 for details of the warrants; and

  In December 2019, the Company closed a private placement resulting in the issuance of 5,172,942 units at a price of $0.29 per unit, for gross proceeds of $1,500,153. Each unit consisted of one common share and one common share purchase warrants .See Note 15 for details of the warrants.

During the year ended December 31, 2018 the outstanding share capital increased by 34,655,890 Common Shares due to the following transactions:

  A prospectus offering (the “January 2018 Offering”) completed January 8, 2018, for 3,000,000 units of the Company at a price of $5.00 per unit, for gross proceeds of $15,000,000. Each unit consisted of one Common Share and one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $6.00 for a period of 36 months from the closing date;

  A prospectus offering completed February 14, 2018, for 3,000,000 units of the Company at a price of $6.00 per unit, for gross proceeds of $18,000,000. Each unit consisted of one Common Share and one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $7.00 for a period of 6 months from the closing date. The warrants expired, unexercised on August 13, 2018;

  A prospectus offering completed May 22, 2018, for 4,000,000 units of the Company at a price of $4.20 per unit, for gross proceeds of $16,800,000. Each unit consisted of one Common Share and one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $5.20 for a period of 18 months from the closing date;

  A prospectus offering completed December 7, 2018, for 4,000,000 units of the Company at a price of $2.70 per unit, for gross proceeds of $10,800,000. Each unit consisted of one Common Share;

  Issued 9,911,894 shares for the acquisition of Verdélite as described in Note 6;

  Issued 1,093,938 shares for the acquisition of Avalite as described in Note 6;

  A total of 4,077,687 warrants were exercised at an exercise price of $0.27 for gross proceeds of $1,100,975;

  A total of 443,350 warrants were exercised at an exercise price of $2.00 for gross proceeds of $886,700;

  A total of 718,826 warrants were exercised at an exercise price of $2.60 for gross proceeds of $1,868,948;

  A total of 3,000,000 warrants were exercised at an exercise price of $6.00 for gross proceeds of $18,000,000; and

  A total of 1,410,195 stock options were exercised ranging in exercise price from $0.03 to $4.25 for gross proceeds of $1,194,530.

During the year ended December 31, 2017, the outstanding share capital increased by 38,992,528 Common Shares due to the following transactions:

  A prospectus offering (the “February Offering”), completed on February 10, 2017, for 10,235,000 units of the Company at a price of $1.35 per unit, for gross proceeds of $13,817,250. Each unit consisted of one Common Share and one-half of one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $2.00 for a period of 24 months from the closing date;

  A prospectus offering (the “April Offering”), completed on April 20, 2017, for 13,170,000 units of the Company at a price of $1.85 per unit, for gross proceeds of $24,364,500. Each unit consisted of one Common Share and one-half of one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $2.60 for a period of 24 months from the closing date;

  The issuance on April 21, 2017 of an additional 1,465,100 shares of the Company at a price of $1.755 per share and 987,750 common share purchase warrants (on the same terms as the warrants issued under the April Offering) at a price of $0.19 per warrant, for gross proceeds of $2,758,924 pursuant to the exercise of an over-allotment option granted to the underwriter in connection with the April Offering;

  The exercise of compensation units that were issued under the February Offering for 307,050 units of the Company at a price of $1.35 per unit, for gross proceeds of $414,518. Each unit consisted of one Common Share and one-half of one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $2.00 for a period of 24 months from the closing date;

  The exercise of compensation units that were issued under the April Offering for 439,053 units of the Company at a price of $1.85 per unit, for gross proceeds of $812,248. Each unit consisted of one Common Share and one-half of one common share purchase warrant of the Company, with each warrant entitling the holder to acquire an additional Common Share at an exercise price of $2.60 for a period of 24 months from the closing date;

  A total of 4,797,375 warrants were exercised at an exercise price of $2.00 for gross proceeds of $9,594,750;

  A total of 7,047,700 warrants were exercised at an exercise price of $2.60 for gross proceeds of $18,324,020; and

  A total of 1,531,250 stock options were exercised ranging in exercise price from $0.175 to $1.42 for gross proceeds of $1,120,060.

Escrowed Common Shares

The 4,955,947 shares issued as part of the purchase price of Verdélite were subject to an Escrow Agreement. Under the Escrow Agreement, 50% of the shares issued to the Vendors of Verdélite were to remain in escrow until May 1, 2019. These were released during the year ended December 31, 2019 (Note 7).